Document and Entity Information	12 Months Ended
Aug. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Aug. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	BEDU
Entity Registrant Name	Bright Scholar Education Holdings Ltd
Entity Central Index Key	0001696355
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,250,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,000,000